Financial liabilities at amortized cost – deposits (Details Narrative)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CDI [Member]
IfrsStatementLineItems [Line Items]
Redemption term	27 months	27 months
Remuneration rate	105.00%	105.00%
Nu Account [Member]
IfrsStatementLineItems [Line Items]
Return interest rate	100.00%
Return interest rate	11.0% to 11.5%
Cuenta Nu [Member]
IfrsStatementLineItems [Line Items]
Return interest rate	12.0% to 14.0%